EARNINGS PER SHARE - Computation of basic and diluted loss per common share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EARNINGS PER SHARE
Net Income (Loss)		$ (26,871,234)	$ (1,845,170)	$ (23,738,837)
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, Basic (in shares)	[1]	1,534,487	1,534,487	1,534,487
Weighted average number of ordinary shares outstanding, Diluted (in shares)		1,534,487	1,534,487	1,534,487
Loss per share, Basic (in dollar per share)	[1]	$ (17.51)	$ (1.2)	$ (15.47)
Loss per share, Diluted (in dollar per share)		$ (17.51)	$ (1.2)	$ (15.47)
Dilutive shares		$ 0	$ 0	$ 0

[1]	Retrospectively restated to give effect to a share consolidation at a ratio of one-for-three and one fifth (3.2) ordinary shares effective on May 24, 2022 and a share consolidation at a ratio of one-for-six (6) ordinary shares effective on March 21, 2023 (Note 15).